SUBSEQUENT EVENTS (UNAUDITED)	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS (UNAUDITED)
SUBSEQUENT EVENTS (UNAUDITED)

NOTE 28. SUBSEQUENT EVENTS (UNAUDITED)

          On March 4, 2011, Centers entered into a $1.2 billion term loan facility with a term of seven years and an $80.0 million revolving credit facility with a term of five years. Centers used a portion of the proceeds from the new term loan facility to refinance its former indebtedness, including all outstanding indebtedness under the Senior Credit Facility, the Senior Notes and the Senior Subordinated Notes, and to pay related fees and expenses. Centers used the remaining proceeds, together with cash on hand, to pay a dividend to Holdings of $185 million and contribute $85 million to Centers' wholly owned subsidiary, GNC Funding, Inc. ("GNC Funding"), which amount GNC Funding then loaned to Holdings. The repayment of Centers' former indebtedness will result in a charge for the related deferred financing fees and settlement of the related interest rate swap contracts in 2011.

          Management has considered all other subsequent events.